Related-Party Transactions (Details) - EBP 001 [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Employer, Common Stock | Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	4,000,000	5,000,000
Plan sponsor, The Home Depot, Inc.
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends and interest income	$ 41
Plan sponsor, The Home Depot, Inc. | Measurement Input, Share Price
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common Stock Shares Value Per Share	$ 344.10	$ 388.99